Acquisition And Disposition Activity (Schedule Of Branch Closure Costs) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Employee termination	$ 477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576
Total	$ 3,816